Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2024
Other Borrowed Funds [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank
Other borrowed funds at December 31, 2024 and 2023 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2024	$37,239	$2,501	$39,740
2023	$42,199	$2,394	$44,593

Schedule of Maturities of Long-term Debt
Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2025	$5,435	$2,501	$7,936
2026	12,908	—	12,908
2027	11,397	—	11,397
2028	1,349	—	1,349
2029	1,733	—	1,733
Thereafter	4,417	—	4,417
	$37,239	$2,501	$39,740